SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 21. SEGMENT REPORTING

The Company follows ASC Topic 280 “Segment Reporting”, which requires that companies disclose segment data based on how management makes decisions about allocating resources to segments and evaluating their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating results are regularly reviewed by the chief operating decision maker (“CODM”), the Company’s Chief Executive Officer, to make decisions about resources to be allocated to the segment and assess each operating segment’s performance.

Based on management’s assessment, the Company has determined that it has two operating segments which are Aloe product sales and Aloe material sales. These two operating segments are also identified as reportable segments. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

For the six months ended June 30, 2019 (unaudited)

	Aloe product sales	Aloe material sales	Inter- segment and reconciling item	Total
Revenues	$10,543,143	$1,075,642	$(2,386,662)	$9,232,123
Cost of revenue	4,044,693	735,480	(2,067,765)	2,712,408
Total operating expenses	2,391,405	457,251	(59,092)	2,789,564
Unallocated corporate expenses	-	-	-	756,607
Operating income (loss)	4,107,045	(117,089)	(259,805)	2,973,544

Net income (loss)	3,788,154	(123,905)	(259,805)	2,368,069
Segment assets	59,619,292	3,982,813	(7,205,062)	56,397,043
Unallocated assets				853,042
Total assets – June 30, 2019	59,619,292	3,982,813	(7,205,062)	57,250,085

For the six months ended June 30, 2018 (unaudited)

	Aloe product sales	Aloe material sales	Inter- segment and reconciling item	Total
Revenues	$6,937,370	$1,253,139	$(1,625,721)	$6,564,788
Cost of revenue	2,338,417	865,988	(1,285,505)	1,918,900
Total operating expenses	2,010,403	570,468	(12,656)	2,568,215
Unallocated corporate expenses	-	-	-	818,097
Operating (loss) income	2,588,550	(183,317)	(327,560)	1,259,576

Net (loss) income	$2,319,790	$(196,543)	$(327,560)	$977,260

The Company follows ASC Topic 280 Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to segments and evaluating their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating results are regularly reviewed by the chief operating decision maker (CODM), the Companys Chief Executive Officer, to make decisions about resources to be allocated to the segment and assess each operating segments performance.

Based on managements assessment, the Company has determined that it has two operating segments which are Aloe product sales and Aloe material sales. These two operating segments are also identified as reportable segments. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

For the year ended December 31, 2018

	Aloe product sales	Aloe material sales	Inter-segment and reconciling item	Total
Revenues	$20,562,273	$2,034,142	$(4,963,127)	$17,633,288
Cost of revenue	8,241,218	1,280,284	(4,951,909)	4,569,593
Total operating expenses	3,908,759	1,045,715	(12,184)	4,942,290
Unallocated corporate expenses	-	-	-	1,907,152
Operating income (loss)	8,412,296	(291,857)	966	6,214,253

Net income (loss)	7,309,224	(293,069)	966	5,119,870
Segment assets	46,762,137	3,871,395	(5,872,256)	44,761,276
Unallocated assets	-	-	-	808,718
Total assets December 31, 2018	$46,762,137	$3,871,395	$(5,872,256)	$45,569,994

For the year ended December 31, 2017

	Aloe product sales	Aloe material sales	Inter- segment and reconciling item	Total
Revenues	$34,264,243	$2,754,634	$(9,154,905)	$27,863,972
Cost of revenue	11,290,537	1,848,718	(8,946,607)	4,192,648
Total operating expenses	2,863,768	880,463	(182,501)	3,561,730
Unallocated corporate expenses	-	-	-	4,972,888
Operating income (loss)	20,109,938	25,453	(25,797)	15,136,706

Net income (loss)	17,084,396	88,028	(25,797)	12,172,655
Segment assets	52,047,816	4,315,348	(4,019,370)	52,343,794
Unallocated corporate assets	-	-	-	34,586
Total assets December 31, 2017	$52,047,816	$4,315,348	$(4,019,370)	$52,378,380